Financial Instruments (Predecessor)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments
7.	Financial Instruments:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.
(b)	Fair Value of Financial Instruments

The fair values of the financial instruments shown in the consolidated balance sheet as of December 31, 2022, represent management’s best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
a.
Cash and cash equivalents, accounts receivable trade, other current assets, prepaid expenses, trade accounts and other payables and accrued liabilities: the carrying amounts approximate fair value because of the short maturity of these instruments. The carrying value approximates the fair market value for interest bearing cash classified as restricted cash, non-current.

b.
Long-term debt: The fair value of fixed interest long-term debt is estimated using prevailing market rates as of the period end. The carrying value of $43,200 is 1.1% higher than the fair market value of $42,742. The fair value of the fixed interest long-term debt has been obtained through Level 2 inputs of the fair value hierarchy.

c.
The aggregate fair value as of the Spin-off date of $18,500 of the vessel contributed to the Company as part of the Spin-off was determined through Level 2 inputs of the fair value hierarchy by taking into consideration two third party valuations obtained for the vessel.

d.
The fair value as of the Spin-off date of $308 of the time charter attached to the Gloriuship (Note 2(s)) contributed to the Company as part of the Spin Off was determined through Level 2 inputs of the fair value hierarchy as described in Note 2(z).

e.
The July 2022 EnTrust Facility fair value of $4,950 assumed by the Company as part of the Spin Off was determined through Level 2 inputs of the fair value hierarchy by taking into consideration prevailing market rates and approximated its respective carrying value as of the Spin-off date.

f.	The Series B preferred shares issued to Seanergy’s shareholders as part of the Spin Off, which have no economic interest, were recorded at par value.
g.
The Series C preferred shares issued to Seanergy as of the Spin-off date as part of the Contribution and Conveyance Agreement with Seanergy were recorded at their face value, which was determined to be its fair value through Level 2 inputs of the fair value hierarchy. The Company’s debt and equity financings and the market risk-free rate were all used in determining the fair value of the Series C preferred shares.

United Maritime Predecessor [Member]
Financial Instruments [Abstract]
Financial Instruments
7.	Financial Instruments:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Subsidiary places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Subsidiary performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Subsidiary’s investment strategy. The Subsidiary limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

(b)	Fair Value of Financial Instruments

The fair values of the financial instruments shown in the carve-out balance sheet as of December 31, 2021, represent management’s best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date.

Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Subsidiary’s own judgments about the assumptions that mark et participants would use in pricing the asset or liability. Those judgments are developed by the Subsidiary based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

a)	Cash and cash equivalents, accounts receivable trade, net and trade accounts and other payables: the carrying amounts approximate fair value because of the short maturity of these instruments.
b)
Long-term debt: The fair value of fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Subsidiary believes the terms of its fixed interest long-term debt are similar to those that could be procured as of December 31, 2021, and the carrying value of $5,500,000 is 3.11% lower than the fair market value of $5,670,844. The fair value of the fixed interest long-term debt has been obtained through Level 2 inputs (interest rate curves) of the fair value hierarchy.